COST OF REVENUES	12 Months Ended
Dec. 31, 2019
COST OF REVENUES
COST OF REVENUES

NOTE 18 – COST OF REVENUES

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$2,555	$2,538	$1,767
Payroll and related expenses (including share-based payment)	2,470	1,806	1,956
Shipping	815	443	500
Depreciation and amortization	552	255	190
Other	592	684	589
	$6,984	$5,726	$5,002